BETTER 10K - FAIR VALUE MEASUREMENTS - Change in Fair Value of Warrant Liabilities (Details) - Warrants - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Beginning Balance	$ 2,830	$ 11,586	$ 3,096	$ 31,997	$ 31,997	$ 25,799
Issuances					0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	(2,830)	0	(2,830)	0	0	(26,592)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	0	(4,202)	(266)	(24,613)	(28,901)	32,790
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance	$ 0	$ 7,384	$ 0	$ 7,384	$ 3,096	$ 31,997